Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 31, 2015
Federated Managed Risk Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Federated Managed Risk Fund (the "Fund")
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term total return.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A) or Institutional Shares (IS). You may qualify for certain sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 26.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2017
Fee Waiver Or Reimbursement Over Assets Later Of Termination Or Next Effective Prospectus	fef_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the "Termination Date"): (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 92% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund seeks to achieve a globally diversified mix of investment exposure to various asset classes by investing in securities, derivative instruments (such as futures, options and swaps), various affiliated and unaffiliated mutual funds, and exchange-traded funds (ETFs).

The Fund's Co-Advisers are Federated Global Investment Management Corp. ("Fed Global"), Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA). FEMCOPA and Fed Global are primarily responsible for managing the equity portion of the Fund's portfolio, including equity securities and related derivative contracts. FIMCO is primarily responsible for managing the fixed-income portion of the Fund's portfolio, including fixed-income securities and related derivative contracts. Fed Global and FEMCOPA work collaboratively and are primarily responsible for implementing a risk overlay strategy that involves managing the Fund's use of futures and/or option contracts to attempt to limit the Fund's downside risk, or seek upside participation. Fed Global and FEMCOPA are also primarily responsible for determining the allocation of the Fund's portfolio between equity, fixed income and other investments. Each Co-Adviser may also from time to time consult and work collaboratively with, or be informed by the decisions of or information from, one or both of the other Co-Advisers in connection with making certain investment decisions in regards to the Fund's investment strategies and portfolio. While the Co-Advisers may work collaboratively in connection with the management of the Fund's portfolio as described above, under certain circumstances, such as, for example, when certain personnel at another Co-Adviser are not available, a Co-Adviser may make decisions or otherwise act independently from the other Co-Advisers.

The asset classes in which the Fund may invest include fixed-income, equity and commodity-related exposure. The Fund manages its risk primarily by investing in a diversified mix of asset classes, by seeking to provide downside equity protection in periods that FEMCOPA and Fed Global deem to be of relatively high market volatility and by seeking to provide additional equity exposure in periods that FEMCOPA and Fed Global deem to be of relatively low market volatility.

In implementing this strategy, FEMCOPA and Fed Global employ a risk focused asset allocation model to structure the portfolio across multiple investments selected based on the interplay of their return and risk profiles. The securities in which the Fund invests will not be allocated according to a prescribed or set allocation. Instead, FEMCOPA's and Fed Global's allocation model seeks to create an allocation mix which is designed to capture the benefits of asset class diversification in periods of market volatility or in market environments where certain asset classes have historically performed poorly, while seeking to maximize returns. After establishing the asset classes represented in the Fund, FEMCOPA and Fed Global may then adjust such allocations based upon FEMCOPA's and Fed Global's analysis of quantitative and qualitative data relating to macro trends in the U.S. and foreign economies and securities markets.

With regard to the portion of the Fund allocated to investments with a primary strategy focus in the domestic equity markets, it is anticipated that such investments will primarily emphasize the value style of investing. FEMCOPA and Fed Global also anticipate that they will normally invest a portion of the Fund's equity allocation in international equity securities, which may include emerging market securities and American Depositary Receipts (ADRs). The Fund's exposure to such international equity investments, whether investing in securities directly or through the use of underlying funds, may be allocated among various sectors, regions, particular market capitalizations and countries based on FEMCOPA's and Fed Global's view of economic and market conditions and will subject the Fund to the risks inherent in such international markets. Further, FEMCOPA and Fed Global may also allocate a portion of the Fund's assets to underlying funds which provide short equity exposure. The Fund may invest in equity securities with any market capitalization and therefore the Fund's equity portion may contain small, mid and large-cap stocks.

The Fund may hold certain investments which give the Fund investment exposure to commodities. For example, the Fund may purchase an ETF which seeks to track the performance of a broad-based commodity index.

FIMCO will manage the Fund's fixed-income investments. The Fund may invest in securities or underlying funds that invest in loan instruments, including trade finance loan instruments, mortgage-backed securities, corporate debt securities, including high-yield securities, inflation-protected securities, dollar and non-dollar denominated international securities, including emerging market debt securities, and U.S. Treasury and U.S. government agency securities. The Fund's investment in trade finance loan instruments through another investment company may expose the Fund to risks of loss after redemption. The Fund's investment in domestic and foreign fixed-income securities may include investments in noninvestment-grade securities, sometimes referred to as "high-yield" securities or "junk bonds," and which may include securities with any credit rating or even potentially securities in default. When investing the fixed-income portion of the Fund, FIMCO is not constrained by any duration or maturity range or credit quality. The Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar-denominated fixed-income securities in order to increase or decrease exposure to foreign interest rate and/or currency markets.

Additionally, in an attempt to limit downside risk, or to seek upside participation, a risk overlay strategy will be selectively employed. It is anticipated that this risk overlay will be achieved primarily through the use of futures and/or options contracts (types of derivative instruments). The Fund may invest in derivative contracts (such as, for example, options and futures contracts). For example, the Fund may obtain an S&P 500 futures contract to provide increased equity market exposure during periods that FEMCOPA and Fed Global deem to be of relatively low market volatility. There can be no assurance that the Fund's use of derivative contracts or hybrid instruments will work as intended. Additionally, the Fund may obtain a short position in an S&P 500 futures contract in an attempt hedge existing long equity exposure and limit the Fund's downside risk during periods that FEMCOPA and Fed Global deem to be of relatively high market volatility. The Fund's losses on a Short S&P 500 Futures Position could theoretically be unlimited as there is no limit as to how high the S&P 500 can appreciate in value. However, such losses would tend to be offset by the appreciation of the Fund's equity holdings. The use by the Fund of Short S&P 500 Futures Positions to hedge the Fund's long exposure may not be successful. Additionally, by way of example, the Fund may use derivative contracts in an attempt to:
  increase or decrease the effective duration of the Fund's portfolio;
  obtain premiums from the sale of derivative contracts;
  realize gains from trading a derivative contract; or
  hedge against potential losses.
		The Fund may purchase shares of investment companies, including ETFs, in order to implement its investment strategy.
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund are:
  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company's financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company's shares in the market.
  Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
  Asset Allocation Risk. The Fund intends to invest in a diversified mix of asset classes to seek to manage its investment risk. The Fund's investment results will suffer if it increases allocations to a particular asset class and such asset class decreases in market value, or if it reduces allocations to a particular asset class and such asset class increases in value. This risk is in addition to the market risks associated with each of the Fund's investments. In certain conditions, the Fund may employ risk management strategies. No risk management strategies can eliminate the Fund's exposure to adverse events; at best, they can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund's investment program. There can be no guarantee that the Adviser will be successful in their attempts to manage the risk exposure of the Fund.
  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Risk of Investing in ADRs and Domestically-Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically-traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.
  Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and stock market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
  Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Emerging Markets Risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
  Small-Cap Company Risk. The Fund may invest in small capitalization (or "small-cap") companies. Small-cap companies may have less liquid stock, a more volatile share price, unproven track records, a limited product or service base, and limited access to capital. The above factors could make small-cap companies more likely to fail than larger companies, and increase the volatility of the Fund's portfolio, performance and Share price.
  Mid-Cap Company Risk. The Fund may invest in mid-capitalization (or "mid-cap") companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Fund's portfolio, performance and Share price.
  Large-Cap Company Risk. The Fund may invest in large capitalization (or "large-cap") companies. Large cap companies may have fewer opportunities to expand the market for their products or services, may focus their competitive efforts on maintaining or expanding their market share, and may be less capable of responding quickly to competitive challenges. These factors could result in the share price of large companies not keeping pace with the overall stock market or growth in the general economy, and could have a negative effect on the Fund's portfolio, performance and Share price.
  Mortgage-Backed Securities (MBS) Risk. A rise in interest rates may cause the value of MBS held by the Fund to decline. Certain MBS issued by GSEs are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or a GSE. The Fund's investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.
  Risk of Security Downgrades. The downgrade of the credit of a security held by the Fund may decrease its value. Fixed-income securities with lower ratings tend to have a higher probability that a borrower will default or fail to meet its payment obligations.
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
  Leverage Risk. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Exchange-Traded Funds Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). Investing in an ETF may incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment.
  Underlying Fund Risk. The risk that the Fund's performance is closely related to the risks associated with the securities and other investments held by underlying funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of underlying funds to achieve their respective investment objectives.
  Risk of Investing in Commodities. Because the Fund may invest in instruments (including exchange-traded funds) whose performance is linked to the price of an underlying commodity or commodity index, the Fund may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions and the fact that commodity prices may have greater volatility than investments in traditional securities.
  Risk of Inflation-Protected Securities. The value of inflation-protected securities is subject to the effects of changes in market interest rates caused by factors other than inflation ("real interest rates"). If interest rates rise due to reasons other than inflation, the Fund's investment in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure. Generally, when real interest rates rise, the value of inflation-protected securities will fall and the Fund's value may decline as a result of this exposure to these securities. The greatest risk occurs when interest rates rise and inflation declines. In addition, the duration of inflation-protected bonds is unstable and difficult to calculate.Also interest rates on inflation protected bonds will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds.
  Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Liquidity Risk. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received any credit ratings below investment-grade or are not widely held. High levels of shareholder redemptions in response to market conditions also may increase liquidity risk and may negatively impact Fund performance. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
  Prepayment Risk. The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available.
  Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a "call") at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  Risk Associated with Noninvestment-Grade Securities. The Fund may invest a portion of its assets in securities rated below investment-grade (which are also known as junk bonds or high yield bonds) which may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
  Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or the stock market. Economic, political and financial conditions may from time to time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects.  Among other investments, lower-grade bonds may be particularly sensitive to changes in the economy.
  Risk of Loss after Redemption. The underlying funds in which the Fund invests may cause the Fund to experience delays from the time it requests a redemption to the time that such redemption is processed.
  Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, interest rate, credit, currency, liquidity and leverage risks.
  Short Selling Risk. A short sale by the Fund or an underlying fund involves borrowing a security from a lender which is then sold in the open market. At a future date, the security is repurchased by the Fund or an underlying fund and returned to the lender. While the security is borrowed, the proceeds from the sale are deposited with the lender and the Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the lender. If the value of the security declines between the time the Fund or an underlying fund borrows the security and the time it repurchases and returns the security to the lender, the Fund or an underlying fund makes a profit on the difference (less any expenses the Fund is required to pay the lender). There is no assurance that a security will decline in value during the period of the short sale and make a profit for the Fund or an underlying fund. If the value of the security sold short increases between the time that the Fund or an underlying fund borrows the security and the time it repurchases and returns the security to the lender, the Fund will realize a loss on the difference (plus any expenses the Fund is required to pay to the lender). This loss is theoretically unlimited as there is no limit as to how high the security sold short can appreciate in value, thus increasing the cost of buying that security to cover a short position. The Fund or an underlying fund may incur expenses in selling securities short and such expenses are investment expenses of the Fund or an underlying fund.
  Gold and Other Precious Metals Investing Risk. The prices of gold and other precious metals and the prices of securities whose performance is linked to the price of gold and other precious metals have been subject to substantial price fluctuations over short periods of time. They may be adversely affected by unpredictable international monetary and political developments such as currency devaluations or revolutions, economic and social conditions within a country, trade imbalances or trade or currency restrictions between countries.
  Risk of Investing in Loans. In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivatives risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate. The Fund's access to the collateral may be limited by bankruptcy, other insolvency laws or by the type of loan the Fund has purchased. For example, if the Fund purchases a participation instead of an assignment, it would not have direct access to collateral of the borrower. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.
  Loan Liquidity Risk. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss.
  Agent Insolvency Risk. In a syndicated loan, the agent bank is the bank that undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan. In the event of the insolvency of an agent bank, a loan could be subject to settlement risk as well as the risk of interruptions in the administrative duties performed in the day to day administration of the loan (such as processing LIBOR calculations, processing draws, etc.).
  Loan Prepayment Risk. During periods of declining interest rates or for other purposes, borrowers may exercise their option to prepay principal earlier than scheduled which may force the Fund to reinvest in lower-yielding instruments.
  Technology Risk. The Co-Advisers use various technologies in managing the Fund, consistent with its investment objective and strategy described in this prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
		The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table Risk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Managed Risk Fund - IS Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's IS class total return for the nine-month period from January 1, 2015 to September 30, 2015, was (7.37)%.

		Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 4.57% (quarter ended June 30, 2014). Its lowest quarterly return was (3.16)% (quarter ended September 30, 2014).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding Shares through tax deferred programs, such as a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for IS class and after-tax returns for the A class may differ from those shown for the IS class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition to Return Before Taxes, Return After Taxes is shown for the Fund's IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for IS class and after-tax returns for the A class may differ from those shown for the IS class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax deferred programs, such as a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

		(For the Period Ended December 31, 2014)
Federated Managed Risk Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	6.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.15%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.91%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	$ 1,218
3 Years	rr_ExpenseExampleYear03	2,512
5 Years	rr_ExpenseExampleYear05	3,751
10 Years	rr_ExpenseExampleYear10	$ 6,623
1 Year	rr_AverageAnnualReturnYear01	(3.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
Federated Managed Risk Fund | IS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.79%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.90%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.91%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	$ 683
3 Years	rr_ExpenseExampleYear03	2,012
5 Years	rr_ExpenseExampleYear05	3,290
10 Years	rr_ExpenseExampleYear10	$ 6,279
2014	rr_AnnualReturn2014	2.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's IS class total return for the nine-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.37%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.16%)
1 Year	rr_AverageAnnualReturnYear01	2.33%
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
Federated Managed Risk Fund | Return After Taxes on Distributions | IS
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.58%
Since Inception	rr_AverageAnnualReturnSinceInception	4.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
Federated Managed Risk Fund | Return After Taxes on Distributions and Sale of Fund Shares | IS
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
Federated Managed Risk Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	16.97%	[3]
Federated Managed Risk Fund | Blended Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.80%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.76%	[4]
Federated Managed Risk Fund | Lipper Alternative Global Macro Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.13%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%	[5]

[1]	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (the "Trustees").
[2]	The Co-Advisers and certain of their affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2016, total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.88% and 0.63% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Co-Advisers and their affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
[3]	Standard and Poor's 500 Index is a broad-based market index and an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[4]	The Blended Index is a custom blended index comprised of 60% of the MSCI All Country World Index and 40% of the return of the Barclays U.S. Universal Index.The MSCI All Country World Index captures large- and mid-cap representation across 23 developed markets countries and 23 emerging markets countries. The Barclays U.S. Universal Index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield.
[5]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective category indicated. They do not reflect sales charges.